Business	12 Months Ended
Mar. 31, 2016
Notes to Financial Statements
Note 1 - Business

Buscar Company. ("Buscar", "we", "us", "our", the "Company") was incorporated in Nevada as Cascade Springs Ltd. on January 19, 2010. In 2012, we amended our Articles of Incorporation to change our name to Colorado Gold Mines, Inc. On June 18, 2014, changed our name to Buscar Oil, Inc. On May 19, 2015, the Company changed it's name to Buscar Company. Buscar is domiciled in the state of Colorado, and its corporate headquarters are located in Los Angeles, CA. The Company selected March 31 as its fiscal year end.

The Company's business is the buying, selling and racing of thoroughbreds that can race in the allowance and stakes levels of thoroughbred racing; however, the Company will initially begin in the claiming level of thoroughbred racing. The Company intends to acquire in its claiming division before acquiring horses for its allowance/stakes division. These horses will provide the Company with revenue and a foundation to build out a stakes level stable. The Company's main focus will be acquiring horses that will be capable of racing in stake races throughout the Country.